Assets pledged as collateral	12 Months Ended
Dec. 31, 2024
Pledged Assets [Abstract]
Assets Pledged as Collateral
8. Assets Pledged as Collateral
8.1 Details of assets pledged as collateral as of December 31, 2023 and 2024, are as follows:

(In millions of Korean won)
		December 31, 2023
Assets pledged	Pledgee	Carrying amount		Reasons of pledge
Due from financial institutions	KEB Hana Bank and others	￦	822,407	Borrowings from bank and others
Financial assets at fair value through profit or loss	The Korea Securities Depository and others		10,150,629	Repurchase agreements
	The Korea Securities Depository and others		1,556,234	Securities borrowing transactions
	The Bank of Korea		266,576	Settlement risk of the Bank of Korea
	Samsung Futures Inc. and others		3,200,511	Derivatives transactions

			15,173,950

Financial assets at fair value through other comprehensive income	The Bank of Korea and others		7,502,666	Repurchase agreements
	The Korea Securities Depository and others		167,879	Securities borrowing transactions
	The Bank of Korea		527,494	Borrowings from the Bank of Korea
	MUFG Bank and others		830,504	Settlement risk of the Bank of Korea
	Samsung Futures Inc. and others		4,215,092	Derivatives transactions

			13,243,635

Securities measured at amortized cost	The Bank of Korea and others		625,003	Repurchase agreements
	The Bank of Korea		2,357,018	Borrowings from the Bank of Korea
	The Bank of Korea		6,746,440	Settlement risk of the Bank of Korea
	Samsung Futures Inc. and others		344,432	Derivatives transactions
	The Bank of Korea and others		1,623,715	Others

			11,696,608

Loans	KEB Hana Bank and 12 others		13,733,820	Covered bond and others
Real estate	Capital LLC and others		628,619	Borrowings from bank and others

		￦	55,299,039

(In millions of Korean won)
		December 31, 2024
Assets pledged	Pledgee	Carrying amount		Reasons of pledge
Due from financial institutions	KEB Hana Bank and others	￦	651,988	Guarantee for securities lending and borrowing
Financial assets at fair value through profit or loss	The Korea Securities Depository and others		4,366,425	Repurchase agreements
	The Korea Securities Depository and others		9,908,291	Securities borrowing transactions
	Samsung Futures Inc. and others		1,644,059	Derivatives transactions

			15,918,775

Financial assets at fair value through other comprehensive income	The Bank of Korea and others		4,058,186	Repurchase agreements
	The Korea Securities Depository and others		2,510,368	Securities borrowing transactions
	The Bank of Korea		2,237,952	Borrowings from the Bank of Korea
	The Bank of Korea		994,678	Settlement risk of the Bank of Korea
	Samsung Futures Inc. and others		2,511,706	Derivatives transactions
	Others		662,227	Others

			12,975,117

Securities measured at amortized cost	The Bank of Korea and others		1,031,256	Repurchase agreements
	The Bank of Korea		2,802,901	Borrowings from the Bank of Korea
	The Bank of Korea		7,627,587	Settlement risk of the Bank of Korea
	Samsung Futures Inc. and others		1,065,109	Derivatives transactions
	The Bank of Korea and others		818,270	Others

			13,345,123

Loans	Others		14,572,142	Covered bond and others
Real estate	Hanwha Life Insurance Co., Ltd. and others		1,223,346	Borrowings from bank and others

		￦	58,686,491

In addition, the Group provided ￦ 7,916,155 million and ￦ 8,027,229 million of debt securities among its borrowed securities and other assets held as collateral to Korea Securities Finance Corporation and others as collateral as of December 31, 2023 and 2024, respectively.
8.2 Fair value of collateral available to sell or repledge, and collateral sold or repledged, regardless of debtor’s default as of December 31, 2023 and 2024, are as follows:

(In millions of Korean won)
	December 31, 2023
	Fair value of collateral held		Fair value of collateral sold or repledged		Total
Securities	￦	3,892,709	￦	—	￦	3,892,709

(In millions of Korean won)
	December 31, 2024
	Fair value of collateral held		Fair value of collateral sold or repledged		Total
Securities	￦	4,933,491	￦	—	￦	4,933,491